Share Capital (Details 3) - Warrants Exercised [Member]	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Class of Warrant or Right [Line Items]
Risk free interest rate	0.48%	0.44%
Expected life (years)	14 days	4 months 24 days
Expected share price volatility	92.00%	92.00%